Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Equipment

NOTE 2 – EQUIPMENT

Equipment consists of the following:

	December 31, 2011	December 31, 2010

Office equipment	$ 12,816	$ 12,816
Lab equipment	169,028	151,134
Furniture	3,494	3,494
Leasehold improvements	5,368	5,368
	190,706	172,812
Less: Accumulated depreciation	101,955	75,244

	$ 88,751	$ 97,568

Depreciation expense for the years ending December 31, 2011 and 2010 was $26,711 and $30,166.